Main items related to operating activities - Operating expenses, research and development costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 USD ($) employee	Dec. 31, 2018 USD ($) employee
Main items related to operating activities
Purchases, net of inventory variation	$ (77,486)	$ (116,221)	$ (125,816)
Exploration costs	(731)	(785)	(797)
Other operating expenses	(25,538)	(27,255)	(27,484)
Other operating expenses, Non-current operating liabilities (allowances) reversals	778	1,152	1,068
Other operating expenses, Current operating liabilities (allowances) reversals	(77)	(157)	(202)
OPERATING EXPENSES	(103,755)	(144,261)	(154,097)
Research and development costs	$ 895	$ 968	$ 986
Research and development costs as a percentage of sales	0.64%
Number of staff dedicated to research and development activities | employee	4,088	4,339	4,288